Short-term Investments	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Short-term Investments
4.	Short-term Investments
Short-term investments as of December 31, 2023 and 2024 consisted of the following:

	As of December 31, 2023
	Cost	Gross unrealized gains	Gross unrealized losses	Foreign currency exchange losses	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB
Wealth management products	56,694	806	—	(6)	57,494

	As of December 31, 2024
	Cost	Gross unrealized gains	Gross unrealized losses	Foreign currency exchange gains	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB
Wealth management products	503,733	4,885	—	5,065	513,683

The Group’s short-term investments are primarily investments in trading instruments issued by oversea reputable financial institutions.
For the years ended December 31, 2022, 2023 and 2024, the Group recognized interest and investment income of RMB2,771, RMB806 and RMB10,177 (US$1,394) from short-term investments, respectively.